Capital Management - Schedule of Components of Capital (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital Management
Cash and cash equivalents	$ 6,872,894	$ 1,428,129	$ 2,567,868	$ 4,974,478
Shareholders' equity	$ 165,116,062